UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08934

Voya Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019 to June 30, 2019

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2019

Classes I and S

Strategic Allocation Funds-of-Funds
■  Voya Strategic Allocation Conservative Portfolio
■  Voya Strategic Allocation Growth Portfolio
■  Voya Strategic Allocation Moderate Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT
voyainvestments.com

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, available for filings after March 31, 2019. The Portfolios’ Form N-Q or Form N-PORT is available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, are available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Staying the Course for the Long Term

Dear Shareholder,

The S&P 500® Index turned in an impressive year-to-date (“YTD”) return of 18.54%; despite the trade/tariff impasse and concerns about global economic slowdown, both U.S. and international markets notched positive YTD returns. Bonds also posted solid YTD returns as the U.S. Federal Reserve Board (“Fed”) called time out from its program of interest rate hikes and hinted at the prospect of rate cuts.

May’s sharp sell-off in stocks was swiftly countered by a rally in June that helped drive global equity markets to their best first half-year performance in over two decades — yet another example of the resilience the markets and economy have displayed throughout this expansion, now the longest on record. Our view continues to be that global economic expansion will persist through 2019 and into 2020. Though there has been some softness in recent U.S. economic data, the Fed seems to be cognizant of the risks facing the economy and we believe it will provide the support necessary to prolong the cycle.

The downturn in May, followed quickly by the June rally, reminds us that volatility is an ever-present factor in the financial markets, with a penchant for appearing unannounced. Predicting downturns, with the intention of avoiding losses, is thus a futile endeavor. Seeking to avoid a loss, for example, by pulling back from equities, might expose investors to the risk of missing the next potential period of gain.

Remember that investing is for the long haul, and it’s usually inadvisable to abandon one’s long-term strategy for a short-term opportunity. We believe investors should stay focused on their long-term goals and not try to time market downturns or upturns. Only if those long-term goals change should one consider making changes to the investment strategy, and then only after thorough discussion with an investment advisor.

Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 29, 2019

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2019

Many investors must have greeted the new year with trepidation. Global equities, in the form of the MSCI World IndexSM (the “Index”), measured in local currencies, including net reinvested dividends, had fallen 7.38% in 2018, after a 13.14% slump in the fourth quarter. Markets were increasingly unnerved by an intensifying economic slowdown outside of the U.S., exacerbating existing concerns about a potential trade war between the U.S. and China. (The Index returned 16.98% for the six-months ended June 30, 2019, measured in U.S. dollars.)

Furthermore, the Federal Open Market Committee (“FOMC”) still seemed intent on raising interest rates, despite no apparent inflationary threat. In December, the FOMC raised rates for the fourth time in 2018, from 2.25% to 2.50%. Chairman Powell signaled two more increases in 2019, instead of a hoped-for pause. Markets now had a potential policy mistake to worry about, in addition to everything else.

Yet the equity investor who found this all too much and sold out near year-end would have missed a rebound as intense as it was unexpected. By the end of June, the Index was up 16.69% in 2019.

Two main factors drove the recovery. Firstly, Powell changed his tune and said repeatedly that the FOMC would be “patient” as the economic data evolved. Secondly, on trade, the view emerged that, as far apart as the U.S. and China were on key issues, both were motivated to find some face-saving “deal”.

On perceived slowing global growth, there was little relief from most of the incoming data.

In continental Europe, the euro zone’s annual growth in gross domestic product (“GDP”) in the first quarter of 2019 was just 1.2%. The European Central Bank (“ECB”) forecast slightly less for 2019 as a whole. In the UK, Prime Minister May’s proposed Brexit deal was repeatedly defeated in parliament and she finally resigned on June 7 with no deal in sight.

In Japan, the economy grew at 2.1% annualized in the first quarter. But it relied on a statistical quirk as imports fell sharply, indicating weakening demand.

China’s GDP grew at 6.6% in 2018 over 2017, the smallest advance in 28 years. The official target for 2019 was lowered to 6.0% from 6.5%. Manufacturing activity was contracting, while retail sales were growing at the slowest pace in 16 years.

In the U.S., after annualized GDP growth at 2.2% in the fourth quarter of 2018, first quarter growth surprised to the upside at 3.1%, although it was flattered by volatile inventory and trade elements. The employment situation remained strong, with the unemployment rate down to 3.6%. But more forward-looking indicators like purchasing managers’ indices were showing signs of weakness.

Notwithstanding the tepid-to-mixed picture painted above, the path of least resistance for the Index still seemed upwards. This all changed in early May when the President tweeted his intention to raise the existing 10% tariff on some $200 billion of imported Chinese goods to 25%. The remaining $325 billion were now in the crosshairs. Trade negotiations with China had evidently broken down. On May 20, he blacklisted Chinese technology giant Huawei from buying hardware and software from U.S. companies, and on the 31st, unexpectedly threatened tariffs on Mexican goods for reasons related to illegal immigration. The Index fell 5.70% in May.

It was central banks to the rescue in June. On June 19, the FOMC left rates unchanged, but markets listened to Powell’s comments and heard him signal a cut in July. The previous day ECB President Draghi promised more stimulus if the economic outlook failed to improve, and on the 20th Bank of Japan governor Kuroda said much the same thing, sending the Index to a new all-time high. Plans for tariffs on Mexican imports had by now been “indefinitely suspended”. Investors were then left to cheer a truce in the U.S./China trade conflict, agreed between the two Presidents on June 29.

In U.S. fixed income markets, the Treasury yield curve mostly fell and flattened over the period. It partially inverted in March, with the yield on the three-month bill greater than the yield on the ten-year note for the first time since 2007. Some commentators believe this portends economic weakness, as it implies declining short-term rates. For the half-year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 6.11%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 18.54%, ending fractionally below the record set on June 20. The forward price-earnings ratio of the S&P 500® Index stood at 16.6, just above the five-year average (16.5), but well above the 10-year average (14.8). Technology was the top performer, soaring 27.13%, led by Microsoft and Apple. Health care, a defensive sector subject to periodic scares over government interference, was the weakest, up 8.07%.

In currencies, the dollar edged up 0.93% against the euro and 0.45% against the pound, but slipped 1.70% against the yen. The dollar was on a rising trend against most currencies, but stalled at the increasingly likely prospect of falling interest rates.

In international markets, the MSCI Japan® Index rose just 5.81% in the half-year, reflecting Japan’s own vulnerability to a trade war and the resilient yen, despite a supportive central bank. The MSCI Europe ex UK® Index added 17.22%. However, this concealed wide differences, with auto companies vulnerable to trade frictions and banks to low interest rates, both lagging, while industrials led the way. The MSCI UK® Index rose 12.98%. As usual, a few heavily weighted constituents influenced the result. Thus, top weight HSBC returned just above 5%, while telecoms giant Vodafone and miner Glencore lost money.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2019**	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2019**
Voya Strategic Allocation Conservative Portfolio
Class I	$1,000.00	$1,094.40	0.29%	$1.51	$1,000.00	$1,023.36	0.29%	$1.45
Class S	1,000.00	1,092.40	0.54	2.80	1,000.00	1,022.12	0.54	2.71
Voya Strategic Allocation Growth Portfolio
Class I	$1,000.00	$1,141.10	0.26%	$1.38	$1,000.00	$1,023.51	0.26%	$1.30
Class S	1,000.00	1,139.30	0.51	2.71	1,000.00	1,022.27	0.51	2.56
Voya Strategic Allocation Moderate Portfolio
Class I	$1,000.00	$1,118.40	0.28%	$1.47	$1,000.00	$1,023.41	0.28%	$1.40
Class S	1,000.00	1,117.30	0.53	2.78	1,000.00	1,022.17	0.53	2.66

*	The annualized expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2019 (UNAUDITED)

	Voya Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Growth Portfolio	Voya Strategic Allocation Moderate Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$56,079,691	$103,757,626	$106,861,024
Investments in unaffiliated underlying funds at fair value**	4,206,183	23,566,849	17,386,588
Cash	38,897	194,399	170,965
Receivables:
Investments in affiliated underlying funds sold	470,282	538,370	699,791
Investments in unaffiliated underlying funds sold	—	91,532	216,040
Fund shares sold	29,697	13,412	2,350
Dividends	5,812	71,905	51,155
Reimbursement due from manager	3,285	4,105	5,308
Other assets	8,428	14,927	15,286
Total assets	60,842,275	128,253,125	125,408,507

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	465,563	710,691	944,004
Payable for investments in unaffiliated underlying funds purchased	42,771	62,334	73,303
Payable for fund shares redeemed	695	1,147	9,003
Payable for investment management fees	9,783	22,690	21,365
Payable for distribution and shareholder service fees	579	629	391
Payable for directors fees	302	625	621
Payable to directors under the deferred compensation plan (Note 6)	8,428	14,927	15,286
Other accrued expenses and liabilities	44,764	59,005	62,870
Total liabilities	572,885	872,048	1,126,843
NET ASSETS	$60,269,390	$127,381,077	$124,281,664

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$56,400,160	$112,346,617	$113,274,197
Total distributable earnings	3,869,230	15,034,460	11,007,467
NET ASSETS	$60,269,390	$127,381,077	$124,281,664

* Cost of investments in affiliated underlying funds	$53,122,941	$95,779,855	$98,917,519
** Cost of investments in unaffiliated underlying funds	$4,114,892	$23,488,336	$17,191,683

Class I
Net assets	$57,443,614	$124,267,731	$122,352,588
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	4,629,606	8,564,402	8,921,492
Net asset value and redemption price per share	$12.41	$14.51	$13.71

Class S
Net assets	$2,825,776	$3,113,346	$1,929,076
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	229,652	216,476	141,414
Net asset value and redemption price per share	$12.30	$14.38	$13.64

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)

	Voya Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Growth Portfolio	Voya Strategic Allocation Moderate Portfolio
INVESTMENT INCOME:
Interest	$—	$3,510	$1,880
Dividends from affiliated underlying funds	515,566	472,411	713,373
Dividends from unaffiliated underlying funds	71,635	197,380	225,488
Total investment income	587,201	673,301	940,741

EXPENSES:
Investment management fees	63,208	130,953	133,009
Distribution and shareholder service fees:
Class S	3,522	3,721	2,321
Transfer agent fees	101	162	156
Shareholder reporting expense	5,430	10,498	10,860
Professional fees	12,489	22,987	22,625
Custody and accounting expense	5,973	9,050	9,050
Directors fees	1,211	2,501	2,485
Miscellaneous expense	4,506	5,902	5,961
Interest expense	628	—	343
Total expenses	97,068	185,774	186,810
Waived and reimbursed fees	(7,978)	(18,873)	(9,843)
Net expenses	89,090	166,901	176,967
Net investment income	498,111	506,400	763,774

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	956,246	8,381,880	4,280,622
Sale of unaffiliated underlying funds	371,681	717,302	830,602
Capital gain distributions from affiliated underlying funds	161,521	923,761	726,599
Futures	—	(160,967)	(210,383)
Net realized gain	1,489,448	9,861,976	5,627,440
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	3,108,238	5,290,563	7,011,284
Unaffiliated underlying funds	300,784	587,293	591,088
Futures	—	2,440	(97,732)
Net change in unrealized appreciation (depreciation)	3,409,022	5,880,296	7,504,640
Net realized and unrealized gain	4,898,470	15,742,272	13,132,080
Increase in net assets resulting from operations	$5,396,581	$16,248,672	$13,895,854

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Strategic Allocation Conservative Portfolio		Voya Strategic Allocation Growth Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$498,111	$1,437,946	$506,400	$2,420,148
Net realized gain	1,489,448	3,724,854	9,861,976	16,232,992
Net change in unrealized appreciation (depreciation)	3,409,022	(7,646,336)	5,880,296	(29,192,367)
Increase (decrease) in net assets resulting from operations	5,396,581	(2,483,536)	16,248,672	(10,539,227)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(4,621,699)	(2,985,308)	(14,051,926)	(2,770,421)
Class S	(221,487)	(133,841)	(345,044)	(60,980)
Total distributions	(4,843,186)	(3,119,149)	(14,396,970)	(2,831,401)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,761,053	6,513,101	2,151,355	4,504,208
Reinvestment of distributions	4,843,186	3,119,149	14,396,970	2,831,401
	7,604,239	9,632,250	16,548,325	7,335,609
Cost of shares redeemed	(6,779,924)	(12,662,526)	(8,279,102)	(23,703,762)
Net increase (decrease) in net assets resulting from capital share transactions	824,315	(3,030,276)	8,269,223	(16,368,153)
Net increase (decrease) in net assets	1,377,710	(8,632,961)	10,120,925	(29,738,781)

NET ASSETS:
Beginning of year or period	58,891,680	67,524,641	117,260,152	146,998,933
End of year or period	$60,269,390	$58,891,680	$127,381,077	$117,260,152

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Strategic Allocation Moderate Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$763,774	$2,662,590
Net realized gain	5,627,440	13,248,207
Net change in unrealized appreciation (depreciation)	7,504,640	(23,651,656)
Increase (decrease) in net assets resulting from operations	13,895,854	(7,740,859)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(11,764,803)	(3,103,193)
Class S	(178,631)	(49,270)
Total distributions	(11,943,434)	(3,152,463)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,210,890	6,525,086
Reinvestment of distributions	11,943,434	3,152,463
	15,154,324	9,677,549
Cost of shares redeemed	(11,599,198)	(26,524,283)
Net increase (decrease) in net assets resulting from capital share transactions	3,555,126	(16,846,734)
Net increase (decrease) in net assets	5,507,546	(27,740,056)

NET ASSETS:
Beginning of year or period	118,774,118	146,514,174
End of year or period	$124,281,664	$118,774,118

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Strategic Allocation Conservative Portfolio
Class I
06-30-19+	12.34	0.11	•	1.02	1.13	0.36	0.70	—	1.06	—	12.41	9.44	0.31	0.29	0.29	1.67	57,444	50
12-31-18	13.51	0.29	•	(0.80)	(0.51)	0.36	0.30	—	0.66	—	12.34	(4.03)	0.31	0.26	0.26	2.26	56,221	60
12-31-17	12.54	0.29	•	1.01	1.30	0.33	—	—	0.33	—	13.51	10.53	0.30	0.24	0.24	2.27	64,354	33
12-31-16	12.23	0.29	•	0.39	0.68	0.37	—	—	0.37	—	12.54	5.69	0.30	0.22	0.22	2.34	71,020	76
12-31-15	12.64	0.30	•	(0.31)	(0.01)	0.40	—	—	0.40	—	12.23	(0.20)	0.29	0.19	0.19	2.38	74,645	29
12-31-14	12.17	0.30	•	0.49	0.79	0.32	—	—	0.32	—	12.64	6.62	0.23	0.16	0.16	2.39	85,812	29
Class S
06-30-19+	12.23	0.09	•	1.01	1.10	0.33	0.70	—	1.03	—	12.30	9.24	0.56	0.54	0.54	1.42	2,826	50
12-31-18	13.39	0.26	•	(0.80)	(0.54)	0.32	0.30	—	0.62	—	12.23	(4.25)	0.56	0.51	0.51	2.02	2,670	60
12-31-17	12.44	0.26	•	0.99	1.25	0.30	—	—	0.30	—	13.39	10.18	0.55	0.49	0.49	2.04	3,171	33
12-31-16	12.13	0.25	•	0.40	0.65	0.34	—	—	0.34	—	12.44	5.47	0.55	0.47	0.47	2.09	3,128	76
12-31-15	12.53	0.26		(0.30)	(0.04)	0.36	—	—	0.36	—	12.13	(0.40)	0.54	0.44	0.44	2.14	3,180	29
12-31-14	12.07	0.26	•	0.50	0.76	0.30	—	—	0.30	—	12.53	6.37	0.48	0.41	0.41	2.14	3,001	29
Voya Strategic Allocation Growth Portfolio
Class I
06-30-19+	14.40	0.06	•	1.90	1.96	0.43	1.42	—	1.85	—	14.51	14.11	0.29	0.26	0.26	0.82	124,268	59
12-31-18	16.03	0.28	•	(1.58)	(1.30)	0.33	—	—	0.33	—	14.40	(8.32)	0.27	0.23	0.23	1.77	114,461	45
12-31-17	13.84	0.27	•	2.18	2.45	0.26	—	—	0.26	—	16.03	17.88	0.26	0.21	0.21	1.79	143,509	32
12-31-16	13.30	0.25		0.65	0.90	0.36	—	—	0.36	—	13.84	6.93	0.28	0.19	0.19	1.77	136,383	56
12-31-15	13.80	0.26	•	(0.40)	(0.14)	0.36	—	—	0.36	—	13.30	(1.19)	0.28	0.15	0.15	1.86	140,351	26
12-31-14	13.22	0.20	•	0.66	0.86	0.28	—	—	0.28	—	13.80	6.57	0.22	0.14	0.14	1.45	152,281	33
Class S
06-30-19+	14.27	0.04	•	1.87	1.91	0.38	1.42	—	1.80	—	14.38	13.93	0.54	0.51	0.51	0.57	3,113	59
12-31-18	15.88	0.24	•	(1.56)	(1.32)	0.29	—	—	0.29	—	14.27	(8.50)	0.52	0.48	0.48	1.53	2,799	45
12-31-17	13.72	0.22		2.17	2.39	0.23	—	—	0.23	—	15.88	17.57	0.51	0.46	0.46	1.55	3,490	32
12-31-16	13.19	0.19		0.66	0.85	0.32	—	—	0.32	—	13.72	6.63	0.53	0.44	0.44	1.51	2,825	56
12-31-15	13.69	0.22		(0.39)	(0.17)	0.33	—	—	0.33	—	13.19	(1.37)	0.53	0.40	0.40	1.61	2,654	26
12-31-14	13.13	0.16	•	0.65	0.81	0.25	—	—	0.25	—	13.69	6.22	0.47	0.39	0.39	1.22	2,673	33
Voya Strategic Allocation Moderate Portfolio
Class I
06-30-19+	13.59	0.09	•	1.47	1.56	0.41	1.03	—	1.44	—	13.71	11.84	0.30	0.28	0.28	1.24	122,353	49
12-31-18	14.80	0.29	•	(1.16)	(0.87)	0.34	—	—	0.34	—	13.59	(6.05)	0.28	0.25	0.25	1.96	117,049	48
12-31-17	13.18	0.29		1.60	1.89	0.27	—	—	0.27	—	14.80	14.49	0.28	0.23	0.23	2.00	144,135	32
12-31-16	12.70	0.27		0.55	0.82	0.34	—	—	0.34	—	13.18	6.64	0.28	0.22	0.22	2.01	137,411	65
12-31-15	13.14	0.26	•	(0.32)	(0.06)	0.38	—	—	0.38	—	12.70	(0.57)	0.28	0.19	0.19	2.00	137,466	26
12-31-14	12.61	0.24	•	0.59	0.83	0.30	—	—	0.30	—	13.14	6.69	0.22	0.17	0.17	1.86	152,010	34
Class S
06-30-19+	13.50	0.07	•	1.47	1.54	0.37	1.03	—	1.40	—	13.64	11.73	0.55	0.53	0.53	1.00	1,929	49
12-31-18	14.71	0.25	•	(1.16)	(0.91)	0.30	—	—	0.30	—	13.50	(6.31)	0.53	0.50	0.50	1.69	1,725	48
12-31-17	13.09	0.26		1.59	1.85	0.23	—	—	0.23	—	14.71	14.29	0.53	0.48	0.48	1.75	2,379	32
12-31-16	12.62	0.22	•	0.56	0.78	0.31	—	—	0.31	—	13.09	6.32	0.53	0.47	0.47	1.73	2,194	65
12-31-15	13.07	0.23		(0.33)	(0.10)	0.35	—	—	0.35	—	12.62	(0.88)	0.53	0.44	0.44	1.76	2,261	26
12-31-14	12.54	0.21	•	0.59	0.80	0.27	—	—	0.27	—	13.07	6.50	0.47	0.42	0.42	1.62	2,339	34

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

+	Unaudited.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Strategic Allocation Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on October 14, 1994. There are three active separate investment series (each a “Portfolio” and collectively the “Portfolios”) that comprise the Company: Voya Strategic Allocation Conservative Portfolio (“Strategic Allocation Conservative”), Voya Strategic Allocation Growth Portfolio (“Strategic Allocation Growth”), and Voya Strategic Allocation Moderate Portfolio (“Strategic Allocation Moderate”), each a diversified series of the Company. Each Portfolio currently seeks to achieve its investment objective by investing primarily in other investment companies (“Underlying Funds”) and each uses asset allocation strategies to determine how to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Class I and Class S. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The two classes differ principally in the applicable distribution and service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware

limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of a Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

G. Futures Contracts. The Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2019, the Portfolios used futures to enact tactical positions and to provide the Portfolios with greater liquidity. Strategic Allocation Growth and Strategic Allocation Moderate had purchased and sold futures contracts on various equity indices. Strategic Allocation Growth and Strategic Allocation Moderate also purchased and sold futures contracts on various U.S. Treasury Notes and Bonds. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2019, the below Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Strategic Allocation Conservative did not enter into any futures contracts during the period ended June 30, 2019. There were no open futures contracts for any Portfolio at June 30, 2019.

	Purchased	Sold
Strategic Allocation Growth	$6,674,038	$6,514,881
Strategic Allocation Moderate	4,322,597	4,240,353

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H.   Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2019, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Strategic Allocation Conservative	$29,957,240	$33,460,838
Strategic Allocation Growth	72,881,168	78,072,135
Strategic Allocation Moderate	60,768,880	68,311,729

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.18% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds, 0.70% of each Portfolio’s average daily net assets invested in direct investments and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated underlying funds and other investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class S shares of the Portfolios have a distribution plan (the “Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred in the distribution of each

Portfolio’s Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2019, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance	Strategic Allocation Conservative	10.92%
Company	Strategic Allocation Growth	8.51
	Strategic Allocation Moderate	12.11
Voya Retirement	Strategic Allocation Conservative	82.74
Insurance and Annuity	Strategic Allocation Growth	86.03
Company	Strategic Allocation Moderate	84.15

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser entered into written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Portfolio(1)(2)	Class I	Class S
Strategic Allocation Conservative	0.71%	0.96%
Strategic Allocation Growth	0.77%	1.02%
Strategic Allocation Moderate	0.75%	1.00%

(1)	These operating expense limits take into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)	Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

The Expense Limitation Agreement is contractual through May 1, 2020 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Strategic Allocation Conservative
Class I
6/30/2019	204,432	—	384,501	(513,924)	75,009	2,615,110	—	4,621,699	(6,541,236)	695,573
12/31/2018	473,905	—	232,139	(913,598)	(207,554)	6,163,502	—	2,985,308	(11,934,297)	(2,785,487)
Class S
6/30/2019	11,384	—	18,581	(18,611)	11,354	145,943	—	221,487	(238,688)	128,742
12/31/2018	26,822	—	10,489	(55,750)	(18,439)	349,599	—	133,841	(728,229)	(244,789)
Strategic Allocation Growth
Class I
6/30/2019	133,414	—	1,008,753	(524,670)	617,497	2,041,907	—	14,051,926	(8,097,841)	7,995,992
12/31/2018	273,118	—	174,240	(1,454,807)	(1,007,449)	4,323,542	—	2,770,421	(23,077,898)	(15,983,935)
Class S
6/30/2019	7,241	—	24,985	(11,881)	20,345	109,448	—	345,044	(181,261)	273,231
12/31/2018	11,579	—	3,865	(39,060)	(23,616)	180,666	—	60,980	(625,864)	(384,218)
Strategic Allocation Moderate
Class I
6/30/2019	223,667	—	890,598	(808,760)	305,505	3,139,454	—	11,764,803	(11,526,618)	3,377,639
12/31/2018	423,328	—	213,425	(1,760,180)	(1,123,427)	6,180,523	—	3,103,193	(25,639,140)	(16,355,424)
Class S
6/30/2019	5,068	—	13,584	(5,071)	13,581	71,436	—	178,631	(72,580)	177,487
12/31/2018	23,490	—	3,405	(60,834)	(33,939)	344,563	—	49,270	(885,143)	(491,310)

NOTE 9 — LINE OF CREDIT

Effective May 17, 2019, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 15, 2020. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to

0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 17, 2019, the predecessor line of credit was for an aggregate amount of $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 17, 2019.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 9 — LINE OF CREDIT (continued)

The following Portfolios utilized the line of credit during the six months ended June 30, 2019:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Strategic Allocation Conservative	4	$1,671,000	3.43%
Strategic Allocation Moderate	1	3,639,000	3.44

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Strategic Allocation Conservative	$1,758,639	$3,084,547	$1,700,043	$1,419,106
Strategic Allocation Growth	3,310,012	11,086,958	2,831,401	—
Strategic Allocation Moderate	3,402,547	8,540,887	3,152,463	—

The tax-basis components of distributable earnings as of June 30, 2019 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Strategic Allocation Conservative	$777,766	$1,031,007	$2,074,623
Strategic Allocation Growth	610,379	7,726,422	6,721,612
Strategic Allocation Moderate	849,706	3,531,798	6,649,546

At June 30, 2019, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2019, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the earliest tax year that remains subject to examination by these jurisdictions is 2014.

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS

The Portfolios have made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update

2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Portfolios have concluded that the change in accounting principle does not materially impact the financial statement amounts.

Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement

(“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. As of June 30, 2019, management of the Portfolios is currently assessing the potential impact to financial statement disclosure that may result from adopting this ASU.

NOTE 12 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 7.0%
53,304	Schwab U.S. TIPS ETF	$3,001,548	5.0
10,211	Vanguard Global ex-U.S. Real Estate ETF	602,449	1.0
6,890	Vanguard Real Estate ETF	602,186	1.0

	Total Exchange-Traded Funds (Cost $4,114,892)	4,206,183	7.0

MUTUAL FUNDS: 93.0%
	Affiliated Investment Companies: 93.0%
315,079	Voya Floating Rate Fund — Class I	3,015,308	5.0
247,004	Voya Global Bond Fund — Class R6	2,410,760	4.0
454,057	Voya High Yield Bond Fund — Class R6	3,623,375	6.0
997,529	Voya Intermediate Bond Fund — Class R6	10,234,650	17.0
292,903	Voya Large Cap Value Portfolio — Class I	3,626,144	6.0
66,713	Voya Large-Cap Growth Fund — Class R6	3,014,075	5.0
417,516	Voya Limited Maturity Bond Portfolio — Class I	4,208,562	7.0
41,069	Voya MidCap Opportunities Portfolio — Class I	605,357	1.0
148,133	Voya Multi-Manager Emerging Markets Equity Fund — Class I	1,804,257	3.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
286,248	Voya Multi-Manager International Factors Fund — Class I	$2,713,628	4.5
60,970	Voya Multi-Manager Mid Cap Value Fund — Class I	608,484	1.0
76,693	Voya Small Company Portfolio — Class I	1,214,812	2.0
292,038	Voya Strategic Income Opportunities Fund — Class R6	3,013,835	5.0
390,598	Voya U.S. Bond Index Portfolio — Class I	4,214,552	7.0
274,768	Voya U.S. High Dividend Low Volatility Fund — Class I	3,319,201	5.5
513,841	Voya U.S. Stock Index Portfolio — Class I	8,452,691	14.0
	Total Mutual Funds (Cost $53,122,941)	56,079,691	93.0

	Total Investments in Securities (Cost $57,237,833)	$60,285,874	100.0
	Liabilities in Excess of Other Assets	(16,484)	—
	Net Assets	$60,269,390	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,206,183	$—	$—	$4,206,183
Mutual Funds	56,079,691	—	—	56,079,691
Total Investments, at fair value	$60,285,874	$—	$—	$60,285,874

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30th, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$880,542	$25,685	$(879,082)	$(27,145)	$—	$—	$132,702	$—
Voya Floating Rate Fund — Class I	4,115,356	346,904	(1,554,125)	107,173	3,015,308	88,992	(31,374)	—
Voya Global Bond Fund — Class R6	1,177,902	1,419,899	(254,739)	67,698	2,410,760	28,516	(3,027)	—
Voya High Yield Bond Fund — Class R6	—	3,759,600	(188,770)	52,545	3,623,375	37,475	(754)	—
Voya Intermediate Bond Fund — Class R6	12,340,013	3,009,006	(5,629,812)	515,443	10,234,650	207,313	39,159	—
Voya International Index Portfolio — Class I	2,348,741	61,660	(1,774,751)	(635,650)	—	—	869,762	—
Voya Large Cap Value Portfolio — Class I	2,405,590	1,405,675	(569,490)	384,369	3,626,144	—	(840)	—
Voya Large-Cap Growth Fund — Class R6	1,920,120	1,109,138	(418,580)	403,397	3,014,075	—	(38,735)	—
Voya Limited Maturity Bond Portfolio — Class I	6,447,836	1,883,176	(4,198,370)	75,920	4,208,562	53,423	49,162	—
Voya MidCap Opportunities Portfolio — Class I	591,717	33,715	(105,227)	85,152	605,357	581	33,868	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	1,176,342	751,800	(328,484)	204,599	1,804,257	—	(33,190)	—
Voya Multi-Manager International Factors Fund — Class I	1,761,978	1,119,100	(427,037)	259,587	2,713,628	—	(57,072)	—
Voya Multi-Manager Mid Cap Value Fund — Class I	589,692	59,033	(157,072)	116,831	608,484	—	(13,491)	—
Voya Small Company Portfolio — Class I	1,180,831	273,494	(320,917)	81,404	1,214,812	4,771	(45,663)	161,521
Voya Strategic Income Opportunities Fund Class R6	—	3,181,194	(198,820)	31,461	3,013,835	26,909	525	—
Voya U.S. Bond Index Portfolio — Class I	4,112,658	1,827,651	(1,935,560)	209,803	4,214,552	55,082	(5,362)	—
Voya U.S. High Dividend Low Volatility Fund — Class I	2,950,617	425,097	(529,987)	473,474	3,319,201	12,504	(3,435)	—
Voya U.S. Stock Index Portfolio — Class I	4,194,197	5,234,371	(1,678,054)	702,177	8,452,691	—	64,011	—
	$48,194,132	$25,926,198	$(21,148,877)	$3,108,238	$56,079,691	$515,566	$956,246	$161,521

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $58,211,250.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,343,415
Gross Unrealized Depreciation	(1,268,792)
Net Unrealized Appreciation	$2,074,623

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 18.5%
49,159	iShares S&P SmallCap 600 Index Fund	$3,848,167	3.0
21,539	Vanguard Global ex-U.S. Real Estate ETF	1,270,801	1.0
14,533	Vanguard Real Estate ETF	1,270,184	1.0
47,016	Vanguard Russell 1000 Growth ETF	7,628,816	6.0
86,088	Vanguard Value ETF	9,548,881	7.5
	Total Exchange-Traded Funds (Cost $23,488,336)	23,566,849	18.5

MUTUAL FUNDS: 81.5%
	Affiliated Investment Companies: 81.5%
398,585	Voya Floating Rate Fund — Class I	3,814,461	3.0
319,106	Voya High Yield Bond Fund — Class R6	2,546,468	2.0
194,397	Voya Index Plus LargeCap Portfolio — Class I	5,097,080	4.0
989,878	Voya Intermediate Bond Fund — Class R6	10,156,152	8.0
257,377	Voya Large Cap Value Portfolio — Class I	3,186,323	2.5
140,674	Voya Large-Cap Growth Fund — Class R6	6,355,662	5.0
251,524	Voya Limited Maturity Bond Portfolio — Class I	2,535,361	2.0
346,347	Voya MidCap Opportunities Portfolio — Class I	5,105,155	4.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
520,563	Voya Multi-Manager Emerging Markets Equity Fund — Class I	$6,340,462	5.0
1,345,623	Voya Multi-Manager International Equity Fund — Class I	15,286,281	12.0
514,145	Voya Multi-Manager Mid Cap Value Fund — Class I	5,131,167	4.0
242,546	Voya Small Company Portfolio — Class I	3,841,932	3.0
246,296	Voya Strategic Income Opportunities Fund — Class R6	2,541,774	2.0
789,931	Voya U.S. High Dividend Low Volatility Fund — Class I	9,542,367	7.5
1,354,224	Voya U.S. Stock Index Portfolio — Class I	22,276,981	17.5
	Total Mutual Funds (Cost $95,779,855)	103,757,626	81.5
	Total Investments in Securities (Cost $119,268,191)	$127,324,475	100.0
	Assets in Excess of Other Liabilities	56,602	0.0
	Net Assets	$127,381,077	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$23,566,849	$—	$—	$23,566,849
Mutual Funds	103,757,626	—	—	103,757,626
Total Investments, at fair value	$127,324,475	$—	$—	$127,324,475

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30th, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$8,106,182	$144,697	$(7,773,515)	$(477,364)	$—	$—	$1,461,615	$—
Voya Floating Rate Fund — Class I	5,799,607	500,261	(2,673,593)	188,186	3,814,461	112,776	(82,165)	—
Voya High Yield Bond Fund — Class R6	—	2,675,616	(141,840)	12,692	2,546,468	26,162	(1,380)	—
Voya Index Plus LargeCap Portfolio — Class I	4,660,746	613,499	(512,854)	335,689	5,097,080	76,588	13,624	421,643
Voya Intermediate Bond Fund — Class R6	9,274,660	2,504,278	(2,135,771)	512,985	10,156,152	181,580	(7,957)	—
Voya International Index Portfolio — Class I	13,901,674	249,458	(10,775,263)	(3,375,869)	—	—	5,065,469	—
Voya Large Cap Value Portfolio — Class I	8,312,383	441,612	(4,505,662)	(1,062,010)	3,186,323	—	2,231,704	—
Voya Large-Cap Growth Fund — Class R6	8,743,510	328,003	(4,630,787)	1,914,936	6,355,662	—	(268,403)	—
Voya Limited Maturity Bond Portfolio — Class I	—	2,688,289	(177,195)	24,267	2,535,361	7,895	756	—
Voya MidCap Opportunities Portfolio — Class I	4,087,340	1,344,725	(815,389)	488,479	5,105,155	3,469	309,212	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	2,320,862	4,163,879	(517,909)	373,630	6,340,462	—	(49,053)	—
Voya Multi-Manager International Equity Fund — Class I	3,481,485	11,881,986	(664,264)	587,074	15,286,281	—	(5,767)	—
Voya Multi-Manager International Factors Fund — Class I	2,317,400	19,913	(2,687,663)	350,350	—	—	(116,195)	—
Voya Multi-Manager Mid Cap Value Fund — Class I	4,073,232	1,520,327	(1,444,164)	981,772	5,131,167	—	(311,172)	—
Voya RussellTM Mid Cap Index Portfolio — Class I	2,330,146	19,913	(2,272,072)	(77,987)	—	—	538,462	—
Voya Small Company Portfolio — Class I	6,989,970	766,562	(5,016,911)	1,102,311	3,841,932	14,831	(377,999)	502,118
Voya Strategic Income Opportunities Fund Class R6	—	2,689,695	(174,095)	26,174	2,541,774	22,537	591	—
Voya U.S. Bond Index Portfolio — Class I	3,478,170	278,763	(3,729,539)	(27,394)	—	26,573	96,223	—
Voya U.S. High Dividend Low Volatility Fund — Class I	—	9,726,284	(350,520)	166,603	9,542,367	—	(3,546)	—
Voya U.S. Stock Index Portfolio — Class I	17,745,898	4,490,648	(3,205,604)	3,246,039	22,276,981	—	(112,139)	—
	$105,623,265	$47,048,408	$(54,204,610)	$5,290,563	$103,757,626	$472,411	$8,381,880	$923,761

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(239,514)
Interest rate contracts	78,547
Total	$(160,967)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$72,211
Interest rate contracts	(69,771)
Total	$2,440

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $120,602,862.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$8,504,420
Gross Unrealized Depreciation	(1,782,808)
Net Unrealized Appreciation	$6,721,612

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 14.0%
43,939	Schwab U.S. TIPS ETF	$2,474,205	2.0
21,042	Vanguard Global ex-U.S. Real Estate ETF	1,241,478	1.0
14,198	Vanguard Real Estate ETF	1,240,905	1.0
38,277	Vanguard Russell 1000 Growth ETF	6,210,826	5.0
56,069	Vanguard Value ETF	6,219,174	5.0
	Total Exchange-Traded Funds (Cost $17,191,683)	17,386,588	14.0

MUTUAL FUNDS: 86.0%
	Affiliated Investment Companies: 86.0%
389,363	Voya Floating Rate Fund — Class I	3,726,205	3.0
623,450	Voya High Yield Bond Fund — Class R6	4,975,128	4.0
142,422	Voya Index Plus LargeCap Portfolio — Class I	3,734,315	3.0
1,450,417	Voya Intermediate Bond Fund — Class R6	14,881,282	12.0
402,115	Voya Large Cap Value Portfolio — Class I	4,978,181	4.0
178,609	Voya Large-Cap Growth Fund — Class R6	8,069,569	6.5
614,237	Voya Limited Maturity Bond Portfolio — Class I	6,191,512	5.0
169,166	Voya MidCap Opportunities Portfolio — Class I	2,493,510	2.0
406,798	Voya Multi-Manager Emerging Markets Equity Fund — Class I	4,954,794	4.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
410,763	Voya Multi-Manager International Equity Fund — Class I	$4,666,268	3.8
491,239	Voya Multi-Manager International Factors Fund — Class I	4,656,943	3.7
251,132	Voya Multi-Manager Mid Cap Value Fund — Class I	2,506,295	2.0
197,434	Voya Small Company Portfolio — Class I	3,127,360	2.5
481,190	Voya Strategic Income Opportunities Fund — Class R6	4,965,883	4.0
459,705	Voya U.S. Bond Index Portfolio — Class I	4,960,220	4.0
771,618	Voya U.S. High Dividend Low Volatility Fund — Class I	9,321,149	7.5
1,133,885	Voya U.S. Stock Index Portfolio — Class I	18,652,410	15.0
	Total Mutual Funds (Cost $98,917,519)	106,861,024	86.0
	Total Investments in Securities (Cost $116,109,202)	$124,247,612	100.0
	Assets in Excess of Other Liabilities	34,052	0.0
	Net Assets	$124,281,664	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$17,386,588	$—	$—	$17,386,588
Mutual Funds	106,861,024	—	—	106,861,024
Total Investments, at fair value	$124,247,612	$—	$—	$124,247,612

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30th, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$5,886,360	$51,452	$(5,745,571)	$(192,241.00)	$—	$—	$899,161	$—
Voya Floating Rate Fund — Class I	5,895,803	459,006	(2,801,788)	173,184	3,726,205	112,789	(64,734)	—
Voya High Yield Bond Fund — Class R6	—	5,250,831	(300,876)	25,173	4,975,128	51,442	(1,900)	—
Voya Index Plus LargeCap Portfolio — Class I	3,553,126	525,510	(546,282)	201,961	3,734,315	56,389	75,144	310,440
Voya Intermediate Bond Fund — Class R6	18,856,724	3,182,420	(8,017,942)	860,080	14,881,282	321,507	1,206	—
Voya International Index Portfolio — Class I	7,066,127	116,888	(5,378,938)	(1,804,077)	—	—	2,657,259	—
Voya Large Cap Value Portfolio — Class I	7,239,747	431,431	(2,729,703)	36,706	4,978,181	—	1,016,563	—
Voya Large-Cap Growth Fund — Class R6	7,702,435	507,007	(1,732,258)	1,592,385	8,069,569	—	(133,717)	—
Voya Limited Maturity Bond Portfolio — Class I	2,351,142	4,543,809	(787,318)	83,879	6,191,512	32,078	3,729	—
Voya MidCap Opportunities Portfolio — Class I	2,967,495	64,243	(729,775)	191,547	2,493,510	2,308	358,443	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	2,359,251	2,829,884	(633,399)	399,058	4,954,794	—	(60,937)	—
Voya Multi-Manager International Equity Fund — Class I	3,539,063	1,096,458	(517,636)	548,383	4,666,268	—	(1,224)	—
Voya Multi-Manager International Factors Fund — Class I	2,944,733	1,824,582	(481,810)	369,438	4,656,943	—	(31,296)	—
Voya Multi-Manager Mid Cap Value Fund — Class I	2,957,423	169,888	(1,369,305)	748,289	2,506,295	—	(259,219)	—
Voya Small Company Portfolio — Class I	4,736,722	618,375	(2,899,750)	672,013	3,127,360	12,292	(269,566)	416,159
Voya Strategic Income Opportunities Fund Class R6	—	5,278,593	(364,199)	51,489	4,965,883	44,309	1,239	—
Voya U.S. Bond Index Portfolio — Class I	5,896,891	666,609	(1,856,971)	253,691	4,960,220	65,097	(9,107)	—
Voya U.S. High Dividend Low Volatility Fund — Class I	3,550,793	5,873,853	(768,606)	665,109	9,321,149	15,162	(1,971)	—
Voya U.S. Stock Index Portfolio — Class I	12,622,994	7,242,855	(3,348,656)	2,135,217	18,652,410	—	101,549	—
	$100,126,829	$40,733,694	$(41,010,783)	$7,011,284	$106,861,024	$713,373	$4,280,622	$726,599

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(289,952)
Interest rate contracts	79,569
Total	$(210,383)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(26,221)
Interest rate contracts	(71,511)
Total	$(97,732)

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $117,598,066.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$8,483,271
Gross Unrealized Depreciation	(1,833,725)
Net Unrealized Appreciation	$6,649,546

See Accompanying Notes to Financial Statements

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-SAIS (0619-081919)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Strategic Allocation Portfolios, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 9, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 9, 2019